Fees Summary	Dec. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,475,000
Previously Paid Amount	0.00
Total Fee Amount	532.02
Total Offset Amount	0.00
Net Fee	532.02
Narrative - Max Aggregate Offering Price	$ 3,475,000
Final Prospectus	true